Schedule of changes in foreign exchange variation and income tax and social contribution (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (8,642,891)
Exchange variation recorded in the period on OCI / IR and CSL	(765,719)
Exchange variation transferred to profit or loss / IR and CSL	995,032
Ending balance	(8,413,578)
Exchange variation
IfrsStatementLineItems [Line Items]
Beginning balance	(13,095,288)
Exchange variation recorded in the period on OCI / IR and CSL	(1,160,181)
Exchange variation transferred to profit or loss / IR and CSL	1,507,624
Ending balance	(12,747,845)
I R And C S L [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,452,397
Exchange variation recorded in the period on OCI / IR and CSL	394,462
Exchange variation transferred to profit or loss / IR and CSL	(512,592)
Ending balance	R$ 4,334,267